S000003424 [Member] Investment Strategy - Domini Impact Bond Fund	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies:
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its assets in investment-grade securities and maintains an effective duration within two years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg U.S. Aggregate Bond Index as calculated by Wellington Management Company LLP (the “Subadviser”), the Fund’s subadviser. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) will be invested in bonds, including government and corporate bonds, mortgage-backed and asset-backed securities, non‑U.S. dollar denominated bonds, and U.S. dollar denominated bonds issued by non‑U.S. entities. The Fund’s investments in bonds also may include floating and variable rate loans, and municipal securities. A significant portion of the Fund’s assets may be invested in securities issued by government-sponsored entities such as Freddie Mac, Fannie Mae, and the Federal Home Loan Banks. A significant portion of the Fund’s assets may also be invested in “to be announced” securities, including mortgage dollar roll, when-issued, delayed delivery and forward commitment securities. A “to be announced” transaction is a method of trading mortgage-backed securities where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount, and price at the time the contract is entered into but the mortgage-backed securities are delivered in the future, generally 30 days later. The Fund generally has a high rate of portfolio turnover as a consequence of investing in “to be announced” securities. The Fund may invest up to 20% of its net assets in below investment grade debt securities (sometimes referred to as “junk bonds”) or, if unrated, of equivalent credit quality as determined by the Subadviser. The Fund may invest in privately issued mortgage-backed and asset-backed securities. The Fund may invest in securities that are in default and illiquid securities. The Fund’s investments may change significantly from time to time based on current market conditions and investment eligibility determinations.
Domini Impact Investments LLC (the “Adviser”), the Fund’s adviser, seeks to identify investment opportunities for the Fund that, in the Adviser’s view, create positive environmental and social outcomes for people and the planet, while also seeking competitive financial returns (“Impact Investing”). The Adviser identifies securities that are eligible for investment by the Fund based on the evaluation of environmental and social factors, including the core business in which a company engages and/or how a company treats its key stakeholders, such as its customers, employees, suppliers, ecosystems, local, national, and global communities, and/or investors (“environmental and social factors”).
The Subadviser uses proprietary fundamental research to select investments to buy and sell from among those which the Adviser has notified the Subadviser are eligible for investment, based upon an identification of structural, cyclical, and opportunistic themes, as well as individual sector and security characteristics. The Fund also will sell securities that the Adviser determines are no longer eligible for investment based on the Adviser’s ongoing evaluation of environmental and social factors.